Derivative Instruments - Currency and Interest Rate Swap Contracts under Cash Flow Hedge Accounting (Parenthetical) (Detail) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	₩ 305,088	₩ 302,593
Derivative financial assets	148,534	321,160
Current derivative financial assets	8,974	168,527
SK Broadband Co., Ltd. [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	295,876	302,593		₩ 321,025
Current derivative financial assets	₩ 21,027	20,631
SK Broadband Co., Ltd. [Member]
Disclosure of detailed information about hedging instruments [line items]
Projected discounted cash flow percentage	6.20%
Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Lease contract amount	₩ 270,000	₩ 64,000
Contingent Subscription Right To Acquire Common Stock [Member] | Parent [member] | HAEGIN Company Limited [Member] | Discount rate, measurement input [member]
Disclosure of detailed information about hedging instruments [line items]
Period of time for calculating projected cash flows	5 years
Significant unobservable inputs	13	12	13
Purchase of assets fair value measurement	₩ 2,323	₩ 6,895
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $			$ 400,000
Floating-to-fixed cross-currency interest rate swap, Mar. 4, 2020 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $			300,000
Fixed-to-fixed cross currency swap, Jun. 28, 2023 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $			$ 300,000
Subscription Right [Member] | Newberry Global Limited [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	0	13,136		15,477
Contingent Subscription Right [Member] | Newberry Global Limited [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	₩ 0	₩ 8,083		₩ 9,524